Consolidated Statements of Shareholders' Equity (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity [Abstract]
Number of issued shares	431,294,790	444,480,095
Number of issued and outstanding shares	413,669,257	436,592,972
Number of treasury shares	17,625,533	7,887,123